UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, TX  75225

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L. Sauer
Title:     Chief Financial Officer
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     L. Sauer     Dallas, Texas     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $162,085 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309     6315   344527 SH       SOLE                   344527
ARCH CAP GROUP LTD             ORD              G0450A105    10170   140200 SH       SOLE                   140200
BLOCKBUSTER INC                CL B             093679207      994   254200 SH       SOLE                   254200
BLOCKBUSTER INC                CL A             093679108     1233   286100 SH       SOLE                   286100
BLOUNT INTL INC NEW            COM              095180105     2985   228200 SH       SOLE                   228200
CEMEX SAB DE CV                SPON ADR 5 ORD   151290889     5688   154133 SH       SOLE                   154133
CERADYNE INC                   COM              156710105      444     6000 SH       SOLE                     6000
DAIMLERCHRYSLER AG             ORD              D1668R123     4938    53700 SH       SOLE                    53700
DREW INDS INC                  COM NEW          26168L205     4646   140200 SH       SOLE                   140200
GETTY IMAGES INC               COM              374276103     3146    65800 SH       SOLE                    65800
HANOVER COMPRESSOR CO          COM              410768105    14046   588941 SH       SOLE                   588941
INTUIT                         COM              461202103    10681   355100 SH       SOLE                   355100
ISHARES TR                     RUSSELL 2000     464287655      106      400 SH  PUT  SOLE                      400
ISHARES TR                     RUSSELL 2000     464287655       64      200 SH  PUT  SOLE                      200
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205     3856   110500 SH       SOLE                   110500
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     8343   106600 SH       SOLE                   106600
MBIA INC                       COM              55262C100    10136   162900 SH       SOLE                   162900
NAVTEQ CORP                    COM              63936L100     5051   119300 SH       SOLE                   119300
PALM HARBOR HOMES              COM              696639103     1049    74125 SH       SOLE                    74125
PARKER HANNIFIN CORP           COM              701094104     2546    26000 SH       SOLE                    26000
PILGRIMS PRIDE CORP            COM              721467108     5726   150000 SH       SOLE                   150000
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      144      900 SH  PUT  SOLE                      900
RAYTHEON CO                    COM NEW          755111507     9840   182600 SH       SOLE                   182600
RAYTHEON CO                    PUT              755111957        6      400 SH  PUT  SOLE                      400
SOHU COM INC                   COM              83408W103     8234   257400 SH       SOLE                   257400
SOMANETICS CORP                COM NEW          834445405     5510   300917 SH       SOLE                   300917
SONUS NETWORKS INC             COM              835916107    14697  1725000 SH       SOLE                  1725000
SYNOPSYS INC                   COM              871607107     7012   265300 SH       SOLE                   265300
TERRA INDS INC                 COM              880915103     2618   103000 SH       SOLE                   103000
TIME WARNER INC                COM              887317105    10238   486600 SH       SOLE                   486600
VALMONT INDS INC               COM              920253101     1623    22300 SH       SOLE                    22300